Segment Reporting, including Geographic Area Data and Major Customers (Tables)	12 Months Ended
Dec. 31, 2015
Operating Segments

Years Ended December 31,
(in thousands)
Operating Segments	2015	2014	2013
Revenues before reimbursable items
North America Services	$1,147,254	954,082	860,645
International Services	331,159	341,785	321,484
Merchant Services	474,040	435,649	446,277
NetSpend	580,377	482,686	207,851
Intersegment revenues	(33,481)	(21,224)	(12,549)

Revenues before reimbursable items from external customers	$2,499,349	2,192,978	1,823,708

Total revenues
North America Services	$1,334,258	1,117,764	1,000,073
International Services	354,725	363,359	341,549
Merchant Services	549,369	510,120	533,050
NetSpend	580,377	482,686	207,851
Intersegment revenues	(39,188)	(27,052)	(18,218)

Revenues from external customers	$2,779,541	2,446,877	2,064,305

Depreciation and amortization
North America Services	$99,544	86,513	74,480
International Services	34,892	38,909	41,708
Merchant Services	18,268	14,571	12,034
NetSpend	10,686	7,509	3,121

Segment depreciation and amortization	163,390	147,502	131,343
Acquisition intangible amortization	92,522	96,971	65,893
Corporate Administration and Other	2,352	2,147	1,790

Total depreciation and amortization	$258,264	246,620	199,026

Adjusted segment operating income
North America Services	$429,064	351,512	321,619
International Services	60,087	55,123	42,068
Merchant Services	150,225	134,872	155,643
NetSpend	137,837	128,285	66,353

Total adjusted segment operating income	777,213	669,792	585,683
Acquisition intangible amortization	(92,522)	(96,971)	(65,893)
NetSpend merger and acquisition operating expenses	—	(3,217)	(14,220)
Share-based compensation	(41,549)	(30,790)	(28,933)
Corporate Administration and Other	(109,035)	(107,174)	(94,137)

Operating income	$534,107	431,640	382,500

As of December 31,	2015	2014
Total assets
North America Services	$3,516,328	3,327,160
International Services	348,714	356,590
Merchant Services	689,781	695,744
NetSpend	1,504,740	1,556,369
Intersegment assets	(2,151,263)	(2,202,282)

Total assets	$3,908,300	3,733,581

Property and Equipment, Net of Accumulated Depreciation and Amortization

The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	As of December 31,
(in thousands)	2015	2014
United States	$241,814	237,865
Europe	41,953	45,503
Other	6,131	7,217

Totals	$289,898	290,585

Revenues Based on Domicile of Company's Customers

The following tables reconcile segment external revenue to revenues by geography for the years ended December 31:

	2015
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$981,588	—	548,079	580,377	$2,110,044	75.9
Europe[1]	796	303,832	22	—	304,650	11.0
Canada[1]	288,728	—	355	—	289,083	10.4
Mexico	16,558	—	—	—	16,558	0.6
Other[1]	18,329	40,198	679	—	59,206	2.1

Total	$1,305,999	344,030	549,135	580,377	$2,779,541	100.0

	2014
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$778,766	—	508,747	482,686	$1,770,199	72.3
Europe[1]	781	304,308	—	—	305,089	12.5
Canada	290,248	—	248	—	290,496	11.9
Mexico	16,216	—	—	—	16,216	0.7
Other[1]	16,305	47,888	684	—	64,877	2.7

Total	$1,102,316	352,196	509,679	482,686	$2,446,877	100.0

	2013
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$712,252	—	533,939	207,851	$1,454,042	70.4
Europe[1]	774	293,803	—	—	294,577	14.3
Canada	242,975	—	178	—	243,153	11.8
Mexico	16,513	—	—	—	16,513	0.8
Other[1]	14,492	40,962	566	—	56,020	2.7

Total	$987,006	334,764	534,683	207,851	$2,064,305	100.0

1	Revenues are impacted by movements in foreign currency exchange rates